AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 15, 2005
    -----------------------------------------------------------------------

                               FILE NOS. 333-74411
                                    811-07467


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 16

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 86

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                100 MOTOR PARKWAY
                                    SUITE 132
                            HAUPPAUGE, NEW YORK 11788
                                  631/357-8920
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)

                                   COPIES TO:


RICHARD T. CHOI, ESQUIRE                     BRUCE A. TEICHNER, ESQUIRE
FOLEY & LARDNER, LLP                         ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, NW                            OF NEW YORK
SUITE 500                                    3100 SANDERS ROAD, SUITE J5B
WASHINGTON, D.C. 20007                       NORTHBROOK, IL 60062


Approximate date of proposed public offering:  Continuous


 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        / / immediately upon filing pursuant to paragraph (b) of Rule 485

        /X/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

        / / on (date) pursuant to paragraph (a)(1) of Rule 485


                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.


                                EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") to add revised disclosure regarding the TrueBalance Asset Allocation Program, the TrueReturn Accumulation Benefit Option, and the SureIncome Withdrawal Benefit Option available only with the Allstate Advisor variable annuity contract ("Contract") to be offered in the Chase distribution channel. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

   The following is a supplement to your Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred) prospectus. Please review and retain this supplement with your current prospectus.

          If you have any questions, please call us at 1-866-718-9824.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

      Supplement, dated May 1, 2005, to the Prospectus, dated May 1, 2004, for the Allstate Advisor Variable Annuities
                  (Advisor, Advisor Plus, Advisor Preferred),
        as supplemented January 1, 2005, October 1, 2004 and June 9, 2004



This supplement describes changes related to the TrueBalance Asset Allocation Program, the TrueReturn Accumulation Benefit Option, and the SureIncome Withdrawal Benefit Option available with the Allstate Advisor variable annuity contract ("Contract") offered by Allstate Life Insurance Company of New York, when sold through Chase. The Allstate Advisor Plus and Allstate Advisor Preferred contracts currently are not available through the Chase distribution channel. Accordingly, all references to such contracts in the prospectus are deleted. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

As a result of the changes described above, your prospectus is amended as follows:



Page [___]: Replace the section entitled TrueReturn Accumulation Benefit Option (as amended pursuant to the October 1, 2004, and the January 1, 2005 supplements to the prospectus) with the following:

TRUERETURNSM ACCUMULATION BENEFIT OPTION
We offer the TrueReturnSM Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "Rider Maturity Date." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.






The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have a TrueReturn Option or a SureIncome Option in effect on your Contract at the same time. The TrueReturn Option has no maximum issue age; however, the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 90th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "Rider Anniversary" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "Rider Period" begins on the Rider Date and ends on the Rider Maturity Date. The "Rider Date" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 16 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Restrictions" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.


Accumulation Benefit.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Money Market Variable Sub-Account. You may transfer the excess amount out of the Putnam VT Money Market Variable Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "Accumulation Benefit" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.



                           AB Factors
    Rider Period          Guarantee             Guarantee
 (number of years)         Option 1              Option 2
-----------------------------------------------------------------
-----------------------------------------------------------------

         8                  100.0%                  NA
-----------------------------------------------------------------
-----------------------------------------------------------------

         9                  112.5%                  NA
-----------------------------------------------------------------
-----------------------------------------------------------------

         10                 125.0%                100.0%
-----------------------------------------------------------------
-----------------------------------------------------------------

         11                 137.5%                110.0%
-----------------------------------------------------------------
-----------------------------------------------------------------

         12                   NA                  120.0%
-----------------------------------------------------------------
-----------------------------------------------------------------

         13                   NA                  130.0%
-----------------------------------------------------------------
-----------------------------------------------------------------

         14                   NA                  140.0%
-----------------------------------------------------------------
-----------------------------------------------------------------

         15                   NA                  150.0%
-----------------------------------------------------------------
-----------------------------------------------------------------

         16                   NA                  160.0%
-----------------------------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

Guarantee Option:                                         1
Rider Period:                                            10
AB Factor:                                           125.0%
Rider Date:                                        1/1/2005
Rider Maturity Date:                               1/1/2015
Benefit Base on Rider Date:                         $50,000
Benefit Base on rider Maturity Date:                $50,000


On the Rider Maturity Date (1/1/2015):
Accumulation Benefit          = Benefit Base on Rider Maturity Date x AB Factor
                              = $50,000 x 125.0%
                              = $62,500







Example 2: Guarantee Option 2

Guarantee Option:                                         2
Rider Period:                                            15
AB Factor:                                           150.0%
Rider Date:                                        1/1/2005
Rider Maturity Date:                               1/1/2020
Benefit Base on Rider Date:                         $50,000
Benefit Base on rider Maturity Date:                $50,000


On the Rider Maturity Date (1/1/2020):
Accumulation Benefit          = Benefit Base on Rider Maturity Date x AB Factor
                              = $50,000 x 150.0%
                              = $75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.



Benefit Base.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

o The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

o The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
     (b), with the result multiplied by (c), where:

     (a) = the withdrawal amount;

     (b) = the Contract Value immediately prior to the withdrawal; and

     (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix [E] for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.


Investment Requirements.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3)  to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalanceSM Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn
Option:

---------------------------------------------- --------------------------------------------
             Guarantee Option 1                              Guarantee Option 2
---------------------------------------------- --------------------------------------------
---------------------------------------------- --------------------------------------------
* Model Portfolio Option 1                     * Model Portfolio Option 2
* TrueBalance Conservative Growth Model        * TrueBalance Conservative Growth Model
  Portfolio Option                               Portfolio Option
* TrueBalance Balanced Model Portfolio Option  * TrueBalance Balanced Model Portfolio
                                                 Option
                                               * TrueBalance Growth & Income Model
                                                 Portfolio Option
                                               * TrueBalance Growth Model Portfolio Option
---------------------------------------------- --------------------------------------------


You may not allocate any of your Contract Value to the Standard Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you have selected.


Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


Model Portfolio Option 1
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain Investment Alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

   Model Portfolio Option 1
------------------------------------------------------------
------------------------------------------------------------
        20% Category A
        50% Category B
        30% Category C
        0% Category D
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------


Category A                                                       Category D (Variable Sub-Accounts not available
Putnam VT Money Market                                           under Model Portfolio Option 1)
Van Kampen LIT Money Market                                      Oppenheimer Global Securities/VA
                                                                 Putnam VT Vista
Category B                                                       Van Kampen LIT Aggressive Growth
FTVIP Franklin U.S. Government                                   Van Kampen UIF Equity Growth (Class II)(1)
JP Morgan Bond                                                   Van Kampen UIF Small Company Growth(1)
Lord Abbett Series Fund - Bond-Debenture
Oppenheimer Bond/VA
Oppenheimer High Income/VA
Oppenheimer Strategic Bond/VA
Putnam VT High Yield
Putnam VT Income
Van Kampen UIF Emerging Markets Debt(1)
Van Kampen UIF U.S. Real Estate(1)

Category C
FTVIP Franklin Growth and Income Securities
FTVIP Franklin Income Securities
FTVIP Franklin Large Cap Growth Securities
FTVIP Franklin Small Cap Value Securities
FTVIP Mutual Shares Securities
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
JPMorgan International Equity
JPMorgan U.S. Large Cap Core Equity
Lord Abbett Series Fund - All Value
Lord Abbett Series Fund - Growth and Income
Lord Abbett Series Fund - Growth Opportunities
Lord Abbett Series Fund - Mid Cap Value
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Capital Appreciation/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT International Equity
Putnam VT Investors
Putnam VT New Value
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen LIT Growth and Income
Van Kampen UIF Equity and Income(1)
Van Kampen UIF Global Franchise(1)
Van Kampen UIF U.S. Mid Cap Value (Class II)(1)

----------------------------------------------------- --------------------------
Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocations for Model Portfolio Option 1. We will use the percentage allocations as of your most recent instructions.

(1) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


Model Portfolio Option 2

If you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2:

 --------------------------------------------------------------------------------
                            Model Portfolio Option 2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            Available                                              Excluded
----------------------------------------- ----------------------------------------------
--------------------------------------- -----------------------------------------------

JPMorgan Bond                                        Oppenheimer Global Securities/VA
JPMorgan International Equity                        Putnam VT Vista
JPMorgan U.S. Large Cap Core Equity                  Van Kampen LIT Aggressive Growth
FTVIP Franklin Growth and Income Securities          Van Kampen UIF Equity Growth (Class II)(1)
FTVIP Franklin Income Securities                     Van Kampen UIF Small Company Growth(1)
FTVIP Franklin Large Cap Growth Securities
FTVIP Franklin Small Cap Value Securities
FTVIP Franklin U.S. Government
FTVIP Mutual Shares Securities
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - All Value
Lord Abbett Series Fund - Bond-Debenture
Lord Abbett Series Fund - Growth and Income
Lord Abbett Series Fund - Growth Opportunities
Lord Abbett Series Fund - Mid Cap Value
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Bond/VA
Oppenheimer Capital Appreciation/VA
Oppenheimer High Income/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Oppenheimer Strategic Bond/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT High Yield Putnam VT Income
Putnam VT International Equity
Putnam VT Investors
Putnam VT Money Market
Putnam VT New Value
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen LIT Growth and Income
Van Kampen LIT Money Market
Van Kampen UIF Emerging Markets Debt(1)
Van Kampen UIF Equity and Income(1)
Van Kampen UIF Global Franchise(1)
Van Kampen UIF U.S. Mid Cap Value (Class II)(1)
Van Kampen UIF U.S. Real Estate(1)
           -------------------------------------------------- -----------------------------------------------------

(1) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen. TrueBalanceSM Model Portfolio Options.

If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalanceSM Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.


Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.



Cancellation of the TrueReturn Option.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


Death of Owner or Annuitant.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


Rider Trade-In Option.
We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("New Option"), provided all of the following conditions are met:

o The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

o The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

o The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

o The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

o the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

o the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date; o the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

o the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

o any waiting period for canceling the New Option will start again on the new Rider Date;

o any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

o the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.





Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Options added in the future at anytime at our discretion. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

o The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

o The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

o The new SureIncome Option must be a SureIncome Option that we make available for use with the Rider Trade-In Option.

o The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Option.


Termination of the TrueReturn Option.
The TrueReturn Option will terminate on the earliest of the following to occur:

o    on the Rider Maturity Date;

o    on the Payout Start Date;

o    on the date your Contract is terminated;

o    on the date the Option is cancelled;

o on the date we receive a Complete Request for Settlement of the Death Proceeds; or

o on the date the Option is replaced with a New Option under the Rider Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.



Replace the section entitled "SureIncome Withdrawal Benefit Option" (added pursuant to the prospectus supplement dated January 1, 2005) with the following:




SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments, and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. Currently, you may have only one SureIncome Option in effect on your Contract at one time. You may only have either a SureIncome Option or a TrueReturn Option in effect on your Contract at the same time. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 75 or younger on the effective date of the Rider (the "Rider Application Date"). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.


Withdrawal Benefit Factor
The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.


Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

o The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

o The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

o If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

o    The Benefit Payment immediately prior to the withdrawal; or

o The net of the Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements.


Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

o If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

o The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

o The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix [G].


Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.


Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code
Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

Beginning of Benefit Year 1*

Contract Value = $100,000

Benefit Base = $100,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000



In this example, you can take a benefit payment of up to $8,000 in benefit year one. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors) Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000



Beginning of Benefit Year 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each benefit year)

In benefit year two you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in benefit year two, the Benefit Payment Remaining would also be $8,000 at the beginning of benefit year two.

* This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.


Investment Requirements
If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.


When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

(1)  to a Model Portfolio Option available as described below;

(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest to an available Model Portfolio Option; or

(3)  to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

--------------------------------------------------------------------------------
* Model Portfolio Option 1
* TrueBalance Conservative Growth Model Portfolio Option
* TrueBalance Balanced Model Portfolio Option
* TrueBalance Growth & Income Model Portfolio Option
* TrueBalance Growth Model Portfolio Option
--------------------------------------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available" and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently, the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

----------------------------------------------------- ----------------------------------------------------
                          Available                                             Excluded
----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------

FTVIP Franklin Growth and Income Securities           Oppenheimer Global Securities/VA
FTVIP Franklin Income Securities                      Putnam VT Vista
FTVIP Franklin Large Cap Growth Securities            Van Kampen LIT Aggressive Growth
FTVIP Franklin Small Cap Value Securities             Van Kampen UIF Equity Growth (Class II)(1)
FTVIP Franklin U.S. Government                        Van Kampen UIF Small Company Growth(1)
FTVIP Mutual Shares Securities
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
JPMorgan Bond
JPMorgan International Equity
JPMorgan U.S. Large Cap Core Equity
Lord Abbett Series Fund - All Value
Lord Abbett Series Fund - Bond-Debenture
Lord Abbett Series Fund - Growth and Income
Lord Abbett Series Fund - Growth Opportunities
Lord Abbett Series Fund - Mid Cap Value
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Bond/VA
Oppenheimer Capital Appreciation/VA
Oppenheimer High Income/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Oppenheimer Strategic Bond/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT High Yield
Putnam VT Income Putnam VT International Equity
Putnam VT Investors
Putnam VT Money Market
Putnam VT New Value
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager Van Kampen LIT Comstock Van
Kampen LIT Emerging Growth
Van Kampen LIT Growth and Income
Van Kampen LIT Money Market
Van Kampen UIF Emerging Markets Debt(1)
Van Kampen UIF Equity and Income(1)
Van Kampen UIF Global Franchise(1)
Van Kampen UIF U.S. Mid Cap Value (Class II)(1)
Van Kampen UIF U.S. Real Estate(1)
----------------------------------------------------- ----------------------------------------------------

(1) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

TrueBalanceSM Model Portfolio Options.

If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalanceSM Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.


Cancellation of the SureIncome Option
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


Rider Trade-In Option
We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

o The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

o The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

o The New Option must be an Option that we make available for use with this Rider Trade-In Option.

o The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.


Death of Owner or Annuitant
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


Termination of the SureIncome Option
This SureIncome Option will terminate on the earliest of the following to occur:

o    The Benefit Base is reduced to zero;

o On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

o    On the date the Contract is terminated;

o    On the date the SureIncome Option is cancelled;

o On the date we receive a Complete Request for Settlement of the Death Proceeds; or

o On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.

Replace the section entitled "TrueBalanceSM ASSET ALLOCATION PROGRAM" WITH THE
FOLLOWING:


                     TRUEBALANCESM ASSET ALLOCATION PROGRAM

We currently offer the TrueBalance asset allocation program in which you may participate. The TrueBalance program is an option available to Contract Owners at no additional charge. Participation in the TrueBalance program may be limited if you have added certain options to your Contract which impose restrictions on the investment alternatives in which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or the SureIncome Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative will help you determine whether participating in an asset allocation program is appropriate for you. If you decide to participate in the TrueBalance program, you will complete an investment style questionnaire that will help you and your sales representative to identify your investment style. Once you and your sales representative have identified your investment style, you will select one of four asset allocation model portfolios, each of which represents a diversified allocation of a portion of your Contract Value among Variable Sub-Accounts with different levels of risk. The model portfolios, which have been prepared by Ibbotson Associates, Inc. ("Ibbotson"), represent four different investment styles: conservative growth, balanced, growth & income, and growth. Allstate New York and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. ("Allstate Distributors"), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Each of the four model portfolios contains a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account Option and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocation for the model portfolio you selected.

TrueBalance model portfolios selected will not be reviewed and analyzed annually by Ibbotson. We will not update your Variable Sub-Accounts and allocation percentages annually to match any new or updated model portfolios prepared by Ibbotson. However, Allstate New York may periodically make changes to the model portfolios as a result of a change in investment alternatives available under the Contract. We may offer new model portfolios prepared by Ibbotson or some other entity at any time. If you wish to invest in accordance with a new TrueBalance model portfolio, you must submit a transfer request to transfer all of your Contract Value in your existing TrueBalance model portfolio to the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. If we are offering the TrueBalance program and you are not currently in a TrueBalance model portfolio then you will be able to select the currently available TrueBalance model portfolio. If we are offering the TrueBalance program and you are already in a TrueBalance model portfolio then you will be able to transfer into the currently available TrueBalance model portfolio.

You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced according to the current allocation percentages for your model portfolio at the end of the next calendar quarter.

For TrueBalance model portfolios selected with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically rebalance your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, transfer your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

For TrueBalance model portfolios selected without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced according to the current percentage allocations for your model portfolio at the next calendar quarter. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced according to your model portfolio allocations at the end of the next calendar quarter. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative or call us at 1-866-718-9824.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may terminate your participation or change model portfolios at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

                                     PART C

                                OTHER INFORMATION

24B. EXHIBITS

The following exhibits correspond to those required by paragraph (b) of Item 24 As to Exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated April 30, 1999.)

(2)  Not Applicable

(3)(a) Form of Underwriting Agreement with ALFS, Inc. (formerly known as Allstate Life Financial Services, Inc.) (Previously filed in Pre-effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(3)(b) Form of Underwriting Agreement between Allstate New York and Allstate Distributors, L.L.C. (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-74411) dated April 26, 2000.)

(3)(c) Form of Administrative Services Agreement between Allstate New York and Allstate Distributors, L.L.C. (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-74411) dated April 26, 2000.)

(3)(d) General Agent's Agreement between Allstate Life Insurance Company of New York, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated April 17, 1998.)

(4)(a) Form of Contract (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(4)(b) Income Benefit Rider (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-74411) dated February 12, 2002.)

(4)(c) Amendatory Endorsement to Payout Start Date (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-74411) dated April 29, 2002.)

(4)(d) Amendatory Endorsement for Dollar Cost Averaging Fixed Account Transfers (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-74411) dated April 29, 2002.)

(4)(e) Form of Allstate Advisor Contract (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(f) Form of  Enhanced  Beneficiary  Protection  Rider B (Maximum  Anniversary
     Value) (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(g) Form  of  Income   Protection   Benefit  Rider   (Previously   filed  in
     Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(h)  Form  of  Spousal   Protection   Benefit  Rider   (Previously  filed  in
     Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(i) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(j) Form of Amendatory Endorsement for Grantor Trust (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(4)(k) Form of Death Benefit Endorsement (Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-74411) dated April 18, 2003.)

(4)(l) Form of TrueReturn Accumulation Benefit Rider (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 333-74411) dated December 22, 2003.)

(4)(m) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No. 15 to this Registration Statement (File No. 333-74411) dated December 29, 2004.)

(4)(n)  Form  of  Spousal   Protection   Benefit  Rider   (Previously  filed  in
     Post-Effective Amendment No. 15 to this Registration Statement (File No. 333-74411) dated December 29, 2004.)

(4)(o) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 15 to this Registration Statement (File No. 333-74411) dated December 29, 2004.)

(5)(a) Form of Application for a Contract (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(5)(b) Form of Application for Allstate Advisor Contracts (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(5)(c) Form of Application for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 333-74411) dated December 22, 2003.)

(5)(d) Form of Application for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 333-74411) dated December 22, 2003.)

(5)(e) Form of Applications for Allstate Advisor Variable Annuity Contracts (October 1, 2004) (Previously filed in Post-Effective Amendment No. 14 to this Registration Statement (File No. 333-74411) dated September 14, 2004.)

(5)(f) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 15 to this Registration Statement (File No. 333-74411) dated December 29, 2004.)

(6)(a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

(6)(b)  Amended  By-laws  of  Allstate  Life  Insurance   Company  of  New  York
     (Previously filed in Depositor's Form 10-K dated March 30, 1999 and incorporated herein by reference.)

(7)  Not applicable

(8)(a) Form of Participation Agreement (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated February 1, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company of New York and Allstate Distributors, LLC (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No.333-74411) dated October 31, 2002.)

(8)(c) Form of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Allstate Life Insurance Company of New York(Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(d) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company of New York ("Van Kampen LIT Participation Agreement")(incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-94785) dated September 12, 2000.)

(8)(e) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement(Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement(Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(8)(f) Form of Participation Agreement among The Universal Institutional Fund, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and Allstate Life Insurance Company of New York (incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 Registration Statement(File No. 033-35445) dated May 1, 2000.)

(8)(g) Form of Participation Agreement among Dean Witter Variable Investment Series (now Morgan Stanley Variable Investment Series), Dean Witter Distributors Inc. and Allstate Life Insurance Company of New York
     (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated April 30, 1996.)

(8)(h) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Allstate Life Insurance Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000.)

(8)(i) Form of Participation Agreement among Alliance Capital Management L.P., Alliance Fund Distributors, Inc. and Allstate Life Insurance Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000.)

(8)(j) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 14 to this Registration Statement (File No. 333-74411) dated September 14, 2004.)


(9)(a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated February 1, 2000.)

(9)(c) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-74411) dated June 19, 2000.)

(9)(d) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-74411) dated September 29, 2000.)

(9)(e) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-74411) dated February 12, 2002.)

(9)(f) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(9)(g) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-74411) dated April 18, 2003.)

(9)(h) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (File No. 333-74411) dated June 2, 2003.)

(9)(i) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 333-74411) dated December 22, 2003.)

(9)(j) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 13 to this Registration Statement (File No. 333-74411) dated April 20, 2004.)

(9)(k) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 14 to this Registration Statement (File No. 333-74411) dated September 14, 2004.)

(9)(l) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 15 to this Registration Statement (File No. 333-74411) dated December 29, 2004.)

(9)(m) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered filed herewith.

(10) Not applicable

(11) Not applicable

(12) Not applicable

(99)(a) Power of Attorney for Samuel H. Pilch (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-74411) dated November 19, 1999.)

(99)(b) Power of Attorney for Vincent A. Fusco (Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated February 14, 2000.)

(99)(c) Powers of Attorney for John C.  Lounds,  Kenneth R. O'Brien and Patricia
     W. Wilson (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-74411) dated September 29, 2000.)

(99)(d) Powers of Attorney for Michael J. Velotta, Marcia D. Alazraki, Cleveland Johnson, Jr., John R. Raben, Jr. and Steven E. Shebik (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-74411) dated April 29, 2002.)

(99)(e) Power of Attorney for Casey Sylla (Previously filed in Post-Effective Amendment No. 9 to this Registration Statement (File No. 333-74411) dated October 31, 2002.)

(99)(f) Power of Attorney for Phyllis Hill Slater (Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-74411) dated April 18, 2003.)

(99)(g)  Power  of   Attorney   for  Kevin  R.  Slawin   (Previously   filed  in
     Post-Effective Amendment No. 13 to this Registration Statement (File No. 333-74411) dated April 20, 2004.)

(99)(h)  Power  of  Attorney  for  John  C.   Pintozzi   (Previously   filed  in
     Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-74411) dated December 29, 2004.)

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                POSITION AND OFFICE WITH
BUSINESS ADDRESS*                 DEPOSITOR OF THE ACCOUNT

Marcia D. Alazraki                Director
Vincent A. Fusco                  Director and Chief Operations Officer
Cleveland Johnson, Jr.            Director
John C. Lounds                    Director and Vice President
Kenneth R. O'Brien                Director
John C. Pintozzi                  Director and Assistant Vice President
John R. Raben, Jr.                Director
Steven E. Shebik                  Director, Vice President and Chief Financial Officer
Phyllis Hill Slater               Director
Kevin R. Slawin                   Director
Casey J. Sylla                    Director, Chairman of the Board, and President
Michael J. Velotta                Director, Vice President, General Counsel and Secretary
Patricia W. Wilson                Director and Vice President
Kevin Tiernan                     Chief Administrative Officer
Eric A. Simonson                  Senior Vice President and Chief Investment Officer
Samuel H. Pilch                   Group Vice President and Controller
Michael B. Boyle                  Vice President
Thomas W. Evans                   Vice President
Dorothy E. Even                   Vice President
Karen C. Gardner                  Vice President
Anson J. Glacy, Jr.               Vice President
Judith P. Greffin                 Vice President
Charles D. Mires                  Vice President
John Eric Smith                   Vice President
James P. Zils                     Treasurer
Karen Burckhardt                  Assistant Vice President
Errol Cramer                      Assistant Vice President and Appointed Actuary
Lawrence W. Dahl                  Assistant Vice President
Joanne M. Derrig                  Assistant Vice President and Chief Privacy Officer
Lisa J. Flanary                   Assistant Vice President
Douglas F. Gaer                   Assistant Vice President
Trond K. Odegaard                 Assistant Vice President
Robert L. Park                    Assistant Vice President and Chief Compliance Officer
Barry S. Paul                     Assistant Vice President and Assistant Treasurer
Joseph P. Rath                    Assistant Vice President, Assistant General Counsel and Assistant Secretary
Timothy N. VanderPas              Assistant Vice President
Richard Zaharias                  Assistant Vice President
Robert W. Birman                  Assistant Secretary
Doris J. Bryant                   Assistant Secretary
Paul N. Kierig                    Assistant Secretary
Mary J. McGinn                    Assistant Secretary
Nestor Almaria                    Assistant Treasurer
Lynn Cirrincione                  Assistant Treasurer
Robert E. Transon                 Illustration Actuary

* The principal business address of Mr. Fusco is 100 Motor Parkway, Hauppauge, New York 11788. The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Ms. Slater is 14 Bond Street, Suite 410, Great Neck Long Island, New York 11021. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to the Form 10-K Annual Report of The Allstate Corporation March 11, 2004 (File No. 1-11840).



27. NUMBER OF CONTRACT OWNERS

Allstate Advisor Variable Annuity Contract:

As of February 1, 2005, there were 1,416 nonqualified contracts and 1,712 qualified contracts.

Putnam Allstate Advisor Variable Annuity Contract:

As of February 1, 2005, there were 4,664 nonqualified contracts and 3,697 qualified contracts.

Allstate Variable Annuity - B Share Contract:

As of February 1, 2005, there were 261 nonqualified contracts and 211 qualified contracts.


28. INDEMNIFICATION

The by-laws of both Allstate New York and Allstate Distributors, L.L.C. (Principal Underwriter), provide for the indemnification of their directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the respective company, unless a court determines such person is entitled to such indemnity.

The General Agent's Agreement (Exhibit 3(d)) contains a provision in which Allstate Life Insurance Company of New York agrees to indemnify Morgan Stanley DW Inc. as underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company of New York.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter for the Putnam Allstate Advisor and Allstate Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A


29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, the principal underwriter for the Putnam Allstate Advisor and Allstate Advisor Variable Annuity Contracts, are as follows:

Name and Principal                Positions and Offices
Business Address*                 with Underwriter of Each Such Person

John E. Smith                     Chairman of the Board, Chief Executive Officer and Manager
Steven E. Shebik                  Manager
Robert A. Shore                   President, Financial Institutions Division
Karen C. Gardner                  Vice President
William D. Webb Jr.               Treasurer
Joanne M. Derrig                  Assistant Vice President and Chief Privacy Officer
Maribel V. Gerstner               Assistant Vice President and Compliance Officer
Mary J. McGinn                    Assistant Secretary
Joseph P. Rath                    Vice President, General Counsel and Secretary
Michael J. Velotta                Assistant Secretary and Manager
Barry S. Paul                     Assistant Treasurer
James P. Zils                     Assistant Treasurer
Ronald A. Johnson                 Executive Vice President
DeeAnne Asplin                    Senior Vice President
Eric Alstrin                      Senior Vice President
Eric L. Baldwin                   Senior Vice President
Jason Bickler                     Senior Vice President
Bill Borst                        Senior Vice President
Jeff Churba                       Senior Vice President
Russ Cobler                       Senior Vice President
Evelyn Cooper                     Senior Vice President
Albert Dal Porto                  Senior Vice President
Gregg Ruvoli                      Senior Vice President
Andrea Schur                      Senior Vice President
Mike Scanlon                      Senior Vice President
Ralph Schmidt                     Senior Vice President
Peter Armstrong                   Vice President
Rebecca Bates                     Vice President
Warren A. Blom                    Vice President
L.Andrea Barfield Bolger          Vice President
Eugene Bolinsky                   Vice President
P.J. Bonfilio                     Vice President
Laurie Bricker                    Vice President
Joseph Carretta                   Vice President
Michael Cobianchi                 Vice President
Patrick Comer                     Vice President
Henry Conkle                      Vice President
Brian Connelly                    Vice President
John DeGeronimo                   Vice President
Diane Donnelly                    Vice President
Jeff Dunn                         Vice President
Russ Ergood                       Vice President
Michael Garofalo                  Vice President
Angus Harrup                      Vice President
Renee Hruska                      Vice President
Tony Hunter                       Vice President
Frank Johnson                     Vice President
Michael Jones                     Vice President
Brian Kelly                       Vice President
Gwenn Kessler                     Vice President
Asad Khan                         Vice President
George Knox                       Vice President
Don Lanham                        Vice President
Michael Lastrina                  Vice President
Michael Levy                      Vice President
Matt Linklater                    Vice President
Stephen A. Lipker                 Vice President
Matt Love                         Vice President
Thomas Mahoney                    Vice President
Ken McClintock                    Vice President
David McHugh                      Vice President
Michael Medina                    Vice President
Jeff Mount                        Vice President
Hugh C. Mueting                   Vice President
Brie Murray                       Vice President
Larry Nisenson                    Vice President
Karen K.M. Norrman                Vice President
Shane O'Brien                     Vice President
David Onan                        Vice President
Jeff Osterman                     Vice President
Briana Powell                     Vice President
Leslie Quinn                      Vice President
Kenneth Rapp                      Vice President
Ryan Regan                        Vice President
Angela Reynolds                   Vice President
Bob Riley                         Vice President
Victor Rohe                       Vice President
Ernie Schalansky                  Vice President
Merritt Schoff                    Vice President
Anne Serato                       Vice President
Troy V. Simmons                   Vice President
Deanna Smith                      Vice President
Ed Smith Jr.                      Vice President
Stu Smith                         Vice President
Ken Thomas                        Vice President
David Veale                       Vice President
Brian J. Wood                     Vice President
Mary Claire Sheehy                Assistant Vice President



* The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.


29C. COMPENSATION OF ALLSTATE DISTRIBUTORS L.L.C.

None


30. LOCATION OF ACCOUNTS AND RECORDS

Allstate New York is located at 100 Motor Parkway, Hauppauge, New York 11788-5107. The principal underwriter of the Separate Account Allstate Distributors, L.L.C., is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.





31. MANAGEMENT SERVICES

None


32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate Life Insurance Company of New York represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996,including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 15th day of February, 2005.



                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: ALLSTATE LIFE INSURANCE COMPANY OF
                                    NEW YORK
                      (DEPOSITOR) By: /s/MICHAEL J. VELOTTA
                             ----------------------
                               Michael J. Velotta
                  Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 15th day of February, 2005.


*/MARCIA D. ALAZRAKI              Director
------------------------
Marcia D. Alazraki

*/VINCENT A. FUSCO                Director and Chief Operations Officer
-------------------------
Vincent A. Fusco

*/CLEVELAND JOHNSON, JR.          Director
-------------------------
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                  Director and Vice President
-------------------------
John C. Lounds

*/KENNETH R. O'BRIEN              Director
------------------------
Kenneth R. O'Brien

*/JOHN C. PINTOZZI                Director and Assistant Vice President
------------------------
John C. Pintozzi

*/SAMUEL H. PILCH                 Controller and Group Vice President
---------------------             (Principal Accounting Officer)
Samuel H. Pilch
*/JOHN R. RABEN, JR.              Director
-------------------------
John R. Raben, Jr.

*/STEVEN E. SHEBIK                Director, Vice President and Chief
------------------------          Financial Officer
Steven E. Shebik                  (Principal Financial Officer)

*/PHYLLIS HILL SLATER             Director
----------------------
Phyllis Hill Slater

*/KEVIN R. SLAWIN                 Director
----------------------
Kevin R. Slawin

*/CASEY J. SYLLA                  Director, Chairman of the Board and
------------------                President
Casey J. Sylla                    (Principal Executive Officer)

/s/MICHAEL J. VELOTTA             Director, Vice President, General Counsel
-------------------               and Secretary
Michael J. Velotta

*/PATRICIA W. WILSON          Director and Vice President
----------------------
Patricia W. Wilson


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.



                                  Exhibit Index


(9)(m) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel regarding the legality of the securities being registered